COST OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
COST OF REVENUE
Schedule of cost of revenue

	For the years ended December 31,
	2022	2023	2024
Cost of mining service - hosting expenses	—	—	63,547,329
Cost of mining service - depreciations	—	—	11,539,783
	—	—	75,087,112